Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net
Note 6 - Property, Plant and Equipment, Net

	December 31,
	2017	2016
	U.S. Dollars (in thousands)
Cost:
Land	863	863
Building	13,307	11,109
Machinery and equipment	6,406	5,519
Office furniture and equipment	758	798
Computer equipment and software	4,310	3,748
Automobiles	87	87
Leasehold improvements	353	490
	26,084	22,614

Less accumulated depreciation	10,581	8,889

	15,503	13,725

Depreciation expenses for the years ended December 31, 2017, 2016 and 2015 amounted to $2,001, $1,820, and $1,757, respectively.

In accordance with credit line agreements, a lien has been placed on the Company’s facility in Israel. See Note 10(D).

During the years ended December 31, 2017 and 2016, the Company constructed a new factory adjacent to its headquarters. Costs incurred up to the reporting date are $2,044 (2016 - $63).